Operating segments - Operating segment information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of operating segments [line items]
Net revenues	$ 81,699,068		$ 68,792,002	$ 61,655,245
Cost of sales	68,356,654		57,707,566	51,557,351
Gross profit	13,342,414		11,084,436	10,097,894
Finance income	1,117,406		1,173,520	991,632
Finance costs	267,523		291,329	610,368
Income before taxes	6,741,738		5,183,703	4,357,804
Income taxes	1,807,638		1,211,611	1,124,978
Net income attributable to controlling interest	5,065,554		3,935,672	3,219,931
Property, plant and equipment, net	21,763,402		19,733,822	18,556,646
Goodwill	1,688,607		1,650,716	1,578,994	$ 1,631,771
Intangible assets	704,374		753,224	772,640
Non-current biological assets	2,358,137		1,991,530	1,818,911
Total assets	65,884,861		58,475,000	55,702,491
Total Liabilities	17,600,801		14,548,192	15,442,156
Purchases of property, plant and equipment	3,479,493		2,752,281	2,069,327
Depreciation and amortization	1,463,798		1,735,146	1,286,443
Depreciation of Right use of assets	343,367
Intangible impairment loss	5,459	$ 5,459	0	73,733
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(52,596)		(46,973)	(39,172)
Total revenues
Disclosure of operating segments [line items]
Net revenues	81,751,664		68,838,975	61,694,417
Poultry revenues segment
Disclosure of operating segments [line items]
Net revenues	71,647,726		61,323,853	55,653,027
Cost of sales	59,195,273		51,165,650	46,456,076
Gross profit	12,452,453		10,158,203	9,196,951
Finance income	879,142		998,654	860,140
Finance costs	214,780		260,570	529,226
Income before taxes	6,052,051		4,626,582	3,854,474
Income taxes	1,655,934		1,060,876	993,652
Net income attributable to controlling interest	4,394,865		3,532,589	2,849,145
Property, plant and equipment, net	19,943,697		17,146,405	16,440,851
Goodwill	1,600,592		1,562,404	1,490,978
Intangible assets	704,374		753,224	772,640
Non-current biological assets	2,308,577
Total assets	58,387,628		51,081,829	49,533,440
Total Liabilities	16,592,293		13,144,941	14,066,224
Purchases of property, plant and equipment	3,298,794		1,978,818	1,811,086
Depreciation and amortization	1,306,665		1,542,031	1,171,200
Depreciation of Right use of assets	331,127
Intangible impairment loss	5,459
Poultry revenues segment | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(13,013)		(8,160)	(3,618)
Poultry revenues segment | Total revenues
Disclosure of operating segments [line items]
Net revenues	71,660,739		61,332,013	55,656,645
Other Segments [Member]
Disclosure of operating segments [line items]
Net revenues	10,051,342		7,468,149	6,002,218
Cost of sales	9,161,381		6,541,916	5,101,275
Gross profit	889,961		926,233	900,943
Finance income	238,264		174,866	131,492
Finance costs	52,743		30,759	81,142
Income before taxes	689,687		557,121	503,330
Income taxes	151,704		150,735	131,326
Net income attributable to controlling interest	670,689		403,083	370,786
Property, plant and equipment, net	1,819,705		2,587,417	2,115,795
Goodwill	88,015		88,312	88,016
Intangible assets			0
Non-current biological assets	49,560
Total assets	7,497,233		7,393,171	6,169,051
Total Liabilities	1,008,508		1,403,251	1,375,932
Purchases of property, plant and equipment	180,699		773,463	258,241
Depreciation and amortization	157,133		193,115	115,243
Depreciation of Right use of assets	12,240
Other Segments [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(39,583)		(38,813)	(35,554)
Other Segments [Member] | Total revenues
Disclosure of operating segments [line items]
Net revenues	$ 10,090,925		$ 7,506,962	$ 6,037,772